Summary of Significant Accounting Policies - Non-Cash Impairments of Proved and Unproved Property and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Significant Accounting Policies [Line Items]
Impairment of Oil and Gas properties	$ 11,600	$ 8,000
Oil and Gas Properties, Proved [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment of Oil and Gas properties	7,389	6,068	$ 1,443
Oil and Gas Properties, Unproved [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment of Oil and Gas properties	$ 2,462	$ 1,976	$ 319